Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Instruments [Abstract]
Schedule of Company's Debt to Equity Ratio	The debt ratios as of December 31, 2019 and 2018 are as follows:
	December 31, 2019		December 31, 2018
		(In millions of Korean won)
Total liabilities	~~W~~	59,659	~~W~~	97,622
Total equity		115,766		75,552
Debt-to-equity ratio		52%		129%

Schedule of Financial Assets and Liabilities Exposed in Foreign Currency Risk

The Group is exposed to foreign exchange risk arising from royalty revenues and commission payment primarily with respect to the US dollar and etc. The Group’s financial assets and liabilities are exposed to foreign currency risk as of December 31, 2019 and 2018 are as follows:

	December 31, 2019
	Financial assets	Financial liabilities	Financial assets		Financial liabilities
	(In each foreign currency)			(In millions of Korean won)
USD	8,100,729	5,775,721	~~W~~	9,403	~~W~~	6,696
JPY	456,300,430	340,468,613		4,854		3,621
EUR	338,598	1,000		439		1
IDR	12,955,000	17,023,944		1		1
THB	28,510	7,379		1		—
TWD	29,236,669	5,567,672		1,125		214
VND	9,270,000	3,243,600		—		—
GBP	—	5,625		—		9
HKD	368,048	—		55		—
Total			~~W~~	15,878	~~W~~	10,542

	December 31, 2018
	Financial assets	Financial liabilities	Financial assets		Financial liabilities
	(In each foreign currency)			(In millions of Korean won)
USD	9,623,496	7,486,441	~~W~~	10,761	~~W~~	8,373
JPY	103,945,453	1,042,657		1,053		11
EUR	359,772	—		460		—
IDR	172,822,025	3,098,944		13		—
THB	34,633	173,389		1		6
TWD	36,311,172	6,597,223		1,328		241
VND	9,270,000	3,243,600		1		—
HKD	2,731	—		—		—
Total			~~W~~	13,617	~~W~~	8,631

Summary of Impact of Fluctuation in Foreign Currency Exchange Rates on Company's Monetary Assets and Liabilities	The impact of a 10% fluctuation in foreign currency exchange rates on the Company’s monetary assets and liabilities as of December 31, 2019, and 2018 are as follows:
	December 31, 2019				December 31, 2018
	10% Increase		10% Decrease		10% Increase		10% Decrease
		(In millions of Korean won)
USD	~~W~~	271	~~W~~	(271)	~~W~~	239	~~W~~	(239)
JPY		123		(123)		104		(104)
Others		140		(140)		156		(156)
Total	~~W~~	534	~~W~~	(534)	~~W~~	499	~~W~~	(499)

Summary of Maximum Exposure to Credit Risk

The carrying amount of a financial asset represents the maximum exposure to credit risk. The maximum exposure to credit risk of the Company as of December 31, 2019 and 2018 are as follows.

	December 31, 2019		December 31, 2018
		(In millions of Korean won)
Cash and cash equivalents	~~W~~	79,428	~~W~~	86,051
Short-term financial instruments		39,500		9,500
Accounts receivable		32,253		60,664
Other receivable		56		255
Other current assets		233		191
Other non-current financial assets		1,770		1,494
Total	~~W~~	153,240	~~W~~	158,155

Summary of Financial Liabilities by Maturity	The following table summarizes the financial liabilities of the Company by maturity according to the remaining period from the end of the reporting period to the contractual maturity date.
	December 31, 2019
	Carrying value		Less than 3 months		3 months ~ 1 year		1~2 years		2~3 years		3~5 years		Total
		(In millions of Korean won)
Accounts payable	~~W~~	37,689	~~W~~	21,374	~~W~~	16,122	~~W~~	193	~~W~~	—	~~W~~	—	~~W~~	37,689
Accrued expenses		1,175		1,175		—		—		—		—		1,175
Other liabilities (*)		4,994		598		1,653		1,780		1,029		428		5,488
Total	~~W~~	43,858	~~W~~	23,147	~~W~~	17,775	~~W~~	1,973	~~W~~	1,029	~~W~~	428	~~W~~	44,352

(*) Other liabilities as at December 31, 2019 consist of lease liabilities.

	December 31, 2018
	Carrying value		Less than 3 months		3 months ~ 1 year		More than 1 year		Total
				(In millions of Korean won)
Accounts payable	~~W~~	71,928	~~W~~	70,381	~~W~~	1,547	~~W~~	—	~~W~~	71,928
Accrued expenses		1,031		1,031		—		—		1,031
Other liabilities		147		—		113		34		147
Total	~~W~~	73,106	~~W~~	71,412	~~W~~	1,660	~~W~~	34	~~W~~	73,106